EQUITY - Dividends (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 07, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 02, 2023 USD ($) Installment $ / shares	May 04, 2022 USD ($) $ / shares	Jun. 08, 2021 USD ($) $ / shares	Feb. 29, 2024 Installment $ / shares	Dec. 31, 2023 USD ($)
Disclosure of dividends [Line Items]
Dividends proposed or declared (in USD per share) | $ / shares			$ 0.44	$ 0.38	$ 0.30
Dividend payable | $			$ 369	$ 332	$ 312
Number of installments of dividends | Installment			2
Dividends paid | $	$ 184	$ 185					$ 369
Dividend recommended
Disclosure of dividends [Line Items]
Dividends per share, base amount (in USD per share) | $ / shares						$ 0.50
Number Of Dividend Installments | Installment						2